7. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair value on a recurring basis
Fair Value Measurements at September 30, 2013
	Total carrying value at September 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset:	$ 2,957,376	$ 2,957,376	$ -	$ -
Marketable securities, available-for-sale
$ 22,248,040
Liability:
Derivative liability related to warrants		$ -	$ -	$ 22,248,040

Summary of changes in the estimated fair value of the Company's Level 3 liability
Fair Value Measurements of Common Stock Warrants Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2013	$ -
Issuance of common stock warrants:
February 14, 2013	4,505,605
August 14, 2013	328,561
August 15, 2013	9,201,487
Total value upon issuance	14,035,653
Change in fair value of common stock warrant liability	8,198,672
Balance at September 30, 2013	$ 22,234,325